LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–99.25%
Aerospace & Defense–1.68%
Boeing
1.17% 2/4/23	220,000	$ 220,488
1.43% 2/4/24	1,000,000	1,001,495
1.95% 2/1/24	250,000	255,851
2.13% 3/1/22	200,000	200,885
2.70% 5/1/22	240,000	243,075
4.51% 5/1/23	750,000	792,346
General Dynamics
2.25% 11/15/22	150,000	152,526
3.38% 5/15/23	350,000	366,428
L3Harris Technologies 3.85% 6/15/23	300,000	316,082
Northrop Grumman 3.25% 8/1/23	300,000	314,966
Raytheon Technologies 3.20% 3/15/24	250,000	264,924
Teledyne Technologies 0.95% 4/1/24	250,000	250,437
		4,379,503
Agriculture–1.02%
Altria Group 4.00% 1/31/24	350,000	376,850
BAT Capital 3.22% 8/15/24	350,000	371,037
Bunge Limited Finance 3.00% 9/25/22	200,000	204,658
Philip Morris International
1.13% 5/1/23	635,000	643,052
2.50% 11/2/22	250,000	255,528
2.88% 5/1/24	250,000	263,800
Reynolds American 4.85% 9/15/23	500,000	541,134
		2,656,059
Airlines–0.19%
Southwest Airlines 4.75% 5/4/23	460,000	489,698
		489,698
Auto Manufacturers–4.48%
American Honda Finance
0.40% 10/21/22	250,000	250,355
0.65% 9/8/23	190,000	190,727
0.75% 8/9/24	1,000,000	999,685
0.88% 7/7/23	365,000	367,853
2.05% 1/10/23	550,000	561,805
2.60% 11/16/22	200,000	204,957
3.55% 1/12/24	250,000	266,131
General Motors
4.88% 10/2/23	750,000	810,642
5.40% 10/2/23	600,000	654,335
General Motors Financial
1.05% 3/8/24	895,000	898,877
1.70% 8/18/23	455,000	463,597
3.25% 1/5/23	250,000	257,843
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial (continued)
4.15% 6/19/23	350,000	$ 369,908
PACCAR Financial
0.35% 8/11/23	400,000	399,821
0.35% 2/2/24	80,000	79,630
0.50% 8/9/24	140,000	139,639
0.80% 6/8/23	30,000	30,172
1.90% 2/7/23	200,000	204,134
2.65% 4/6/23	65,000	67,147
Stellantis 5.25% 4/15/23	500,000	533,315
Toyota Motor Credit
0.35% 10/14/22	250,000	250,397
0.40% 4/6/23	145,000	145,218
0.45% 1/11/24	350,000	349,181
0.50% 8/14/23	1,060,000	1,062,708
0.50% 6/18/24	250,000	248,788
0.63% 9/13/24	190,000	189,580
0.68% 3/25/24	300,000	300,373
2.70% 1/11/23	350,000	360,605
2.90% 3/30/23	630,000	654,109
3.45% 9/20/23	350,000	370,732
		11,682,264
Auto Parts & Equipment–0.10%
Magna International 3.63% 6/15/24	250,000	268,232
		268,232
Banks–37.96%
Australia & New Zealand Banking Group
2.05% 11/21/22	500,000	510,538
2.63% 11/9/22	200,000	205,201
Banco Bilbao Vizcaya Argentaria 0.88% 9/18/23	450,000	452,727
Banco Santander
μ0.70% 6/30/24	550,000	551,006
2.71% 6/27/24	500,000	525,893
3.13% 2/23/23	200,000	207,122
3.85% 4/12/23	400,000	420,055
Bank of America
μ0.52% 6/14/24	750,000	749,683
μ0.81% 10/24/24	600,000	602,078
μ0.98% 4/22/25	700,000	703,723
μ0.98% 9/25/25	500,000	500,690
μ1.49% 5/19/24	950,000	964,077
2.50% 10/21/22	100,000	100,107
μ3.00% 12/20/23	1,100,000	1,133,627
3.30% 1/11/23	500,000	518,889
μ3.46% 3/15/25	750,000	797,934
μ3.55% 3/5/24	700,000	729,710
μ3.86% 7/23/24	1,000,000	1,058,291
4.10% 7/24/23	300,000	319,832
4.13% 1/22/24	750,000	810,738
4.20% 8/26/24	750,000	820,374
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal
0.40% 9/15/23	170,000	$ 170,147
0.45% 12/8/23	355,000	355,293
0.63% 7/9/24	1,180,000	1,177,549
2.05% 11/1/22	290,000	295,560
2.55% 11/6/22	200,000	204,679
μ4.34% 10/5/28	250,000	266,948
Bank of New York Mellon
0.35% 12/7/23	415,000	414,588
0.50% 4/26/24	500,000	499,043
1.85% 1/27/23	190,000	193,621
2.20% 8/16/23	300,000	309,731
3.45% 8/11/23	350,000	370,166
3.50% 4/28/23	150,000	157,418
Bank of Nova Scotia
0.40% 9/15/23	200,000	199,950
0.55% 9/15/23	350,000	350,921
0.65% 7/31/24	420,000	419,287
0.70% 4/15/24	250,000	250,013
1.63% 5/1/23	450,000	459,193
1.95% 2/1/23	200,000	204,262
2.00% 11/15/22	200,000	203,923
2.38% 1/18/23	200,000	205,382
3.40% 2/11/24	500,000	531,388
Barclays
μ1.01% 12/10/24	740,000	743,403
3.68% 1/10/23	300,000	302,669
μ3.93% 5/7/25	750,000	804,894
μ4.34% 5/16/24	450,000	476,332
BBVA USA 2.50% 8/27/24	250,000	262,180
BNP Paribas 3.25% 3/3/23	250,000	260,416
BPCE SA 4.00% 4/15/24	350,000	379,044
Canadian Imperial Bank of Commerce
0.45% 6/22/23	185,000	184,994
0.50% 12/14/23	250,000	249,722
0.95% 6/23/23	755,000	761,263
3.10% 4/2/24	250,000	264,889
Citigroup
μ0.78% 10/30/24	750,000	752,876
μ0.98% 5/1/25	1,375,000	1,379,453
μ1.68% 5/15/24	700,000	713,616
2.70% 10/27/22	750,000	767,835
3.50% 5/15/23	500,000	523,796
μ4.04% 6/1/24	850,000	898,985
Comerica 3.70% 7/31/23	300,000	316,842
Cooperatieve Rabobank
0.38% 1/12/24	575,000	572,360
2.75% 1/10/23	250,000	257,749
3.95% 11/9/22	500,000	519,017
Credit Suisse
0.50% 2/2/24	290,000	288,954
1.00% 5/5/23	1,200,000	1,211,059
3.63% 9/9/24	500,000	538,912
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse AG 0.52% 8/9/23	350,000	$ 350,359
Credit Suisse Group Funding Guernsey 3.80% 9/15/22	500,000	516,354
Deutsche Bank
μ1.45% 4/1/25	250,000	251,727
μ2.22% 9/18/24	815,000	835,368
3.30% 11/16/22	300,000	309,508
3.95% 2/27/23	150,000	156,756
Deutsche Bank 0.90% 5/28/24	150,000	149,862
Discover Bank
3.35% 2/6/23	300,000	310,792
4.20% 8/8/23	250,000	266,732
Fifth Third Bancorp
1.63% 5/5/23	70,000	71,281
3.65% 1/25/24	500,000	533,476
Fifth Third Bank 1.80% 1/30/23	250,000	254,558
First Horizon National 3.55% 5/26/23	100,000	104,345
μFirst Republic Bank 1.91% 2/12/24	250,000	255,049
FNB 2.20% 2/24/23	170,000	172,497
Goldman Sachs Group
0.52% 3/8/23	220,000	220,112
μ0.63% 11/17/23	635,000	635,260
μ0.66% 9/10/24	400,000	400,066
μ0.67% 3/8/24	1,350,000	1,351,606
3.20% 2/23/23	200,000	207,211
μ3.27% 9/29/25	1,000,000	1,067,832
3.63% 1/22/23	350,000	364,787
3.63% 2/20/24	350,000	372,972
3.85% 7/8/24	500,000	538,268
4.00% 3/3/24	750,000	807,926
HSBC Holdings
μ0.73% 8/17/24	200,000	200,134
μ0.98% 5/24/25	1,100,000	1,098,063
μ3.03% 11/22/23	650,000	668,429
3.60% 5/25/23	350,000	367,952
μ3.80% 3/11/25	750,000	799,967
μ3.95% 5/18/24	400,000	421,218
Huntington Bancshares 2.63% 8/6/24	250,000	262,219
Huntington National Bank
1.80% 2/3/23	250,000	254,716
3.55% 10/6/23	250,000	264,807
ING Groep 4.10% 10/2/23	500,000	535,183
JPMorgan Chase & Co.
μ0.56% 2/16/25	670,000	667,218
μ0.65% 9/16/24	265,000	265,662
μ0.70% 3/16/24	1,000,000	1,002,888
μ0.77% 8/9/25	415,000	413,314
μ0.82% 6/1/25	675,000	674,880
μ0.97% 6/23/25	1,000,000	1,001,226

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ1.51% 6/1/24	1,200,000	$ 1,219,980
3.20% 1/25/23	250,000	259,517
3.25% 9/23/22	300,000	308,782
3.38% 5/1/23	700,000	732,047
μ3.56% 4/23/24	550,000	575,791
μ3.80% 7/23/24	1,000,000	1,057,153
μ4.02% 12/5/24	600,000	642,648
KeyBank
μ0.42% 1/3/24	250,000	249,981
μ0.43% 6/14/24	250,000	249,875
1.25% 3/10/23	450,000	455,998
Lloyds Banking Group
μ0.70% 5/11/24	315,000	315,814
μ2.91% 11/7/23	500,000	512,995
μ3.87% 7/9/25	350,000	377,366
3.90% 3/12/24	250,000	268,778
4.05% 8/16/23	550,000	585,579
Mitsubishi UFJ Financial Group
μ0.85% 9/15/24	1,350,000	1,356,007
2.80% 7/18/24	500,000	527,017
3.46% 3/2/23	150,000	156,477
3.76% 7/26/23	600,000	635,676
μMizuho Financial Group
0.85% 9/8/24	900,000	903,040
1.24% 7/10/24	500,000	505,835
Morgan Stanley
μ0.53% 1/25/24	500,000	500,360
μ0.56% 11/10/23	375,000	375,484
μ0.73% 4/5/24	480,000	481,593
μ0.79% 1/22/25	1,100,000	1,099,950
μ0.79% 5/30/25	750,000	747,698
μ3.74% 4/24/24	800,000	839,416
3.75% 2/25/23	750,000	784,212
3.88% 4/29/24	1,150,000	1,240,804
4.10% 5/22/23	750,000	791,856
4.88% 11/1/22	400,000	419,034
MUFG Union Bank 2.10% 12/9/22	250,000	254,980
National Australia Bank
1.88% 12/13/22	250,000	254,872
3.63% 6/20/23	750,000	791,243
National Bank of Canada
0.75% 8/6/24	250,000	249,334
2.10% 2/1/23	250,000	255,503
μNatwest Group
4.27% 3/22/25	500,000	539,570
4.52% 6/25/24	400,000	425,750
PNC Bank
2.70% 11/1/22	250,000	255,964
2.95% 1/30/23	500,000	515,939
3.50% 6/8/23	250,000	262,585
3.80% 7/25/23	300,000	317,043
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group 3.50% 1/23/24	250,000	$ 265,789
Royal Bank of Canada
0.43% 1/19/24	345,000	343,551
0.50% 10/26/23	520,000	520,304
0.65% 7/29/24	400,000	399,152
1.60% 4/17/23	450,000	458,686
1.95% 1/17/23	205,000	209,315
2.55% 7/16/24	350,000	367,201
Royal Bank of Scotland Group
μ2.36% 5/22/24	400,000	410,453
3.88% 9/12/23	1,120,000	1,187,470
Santander 3.57% 1/10/23	200,000	201,721
Santander Holdings USA
3.40% 1/18/23	250,000	258,535
3.50% 6/7/24	500,000	531,151
μSantander UK Group Holdings
1.09% 3/15/25	1,000,000	1,001,753
4.80% 11/15/24	500,000	541,355
Sumitomo Mitsui Financial Group
0.51% 1/12/24	450,000	448,544
2.45% 9/27/24	250,000	261,327
2.70% 7/16/24	500,000	525,185
2.78% 10/18/22	400,000	410,460
3.10% 1/17/23	500,000	517,415
3.75% 7/19/23	350,000	370,856
3.94% 10/16/23	350,000	374,313
Svenska Handelsbanken 3.90% 11/20/23	350,000	376,039
Synovus Financial 3.13% 11/1/22	250,000	255,658
Toronto-Dominion Bank
0.25% 1/6/23	210,000	209,871
0.30% 6/2/23	250,000	249,678
0.45% 9/11/23	1,000,000	1,000,230
0.55% 3/4/24	250,000	249,313
0.70% 9/10/24	500,000	499,009
0.75% 6/12/23	460,000	462,704
2.65% 6/12/24	350,000	368,303
3.50% 7/19/23	300,000	316,924
Truist Bank
1.25% 3/9/23	900,000	911,785
3.00% 2/2/23	250,000	258,486
μ3.69% 8/2/24	250,000	264,798
Truist Financial
2.20% 3/16/23	250,000	256,502
3.75% 12/6/23	350,000	373,859
U.S. Bancorp
3.38% 2/5/24	250,000	265,741
3.60% 9/11/24	750,000	812,548
U.S. Bank
1.95% 1/9/23	250,000	254,905
2.85% 1/23/23	250,000	258,095
3.40% 7/24/23	450,000	474,047

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.
μ0.81% 5/19/25	60,000	$ 60,078
μ1.65% 6/2/24	1,275,000	1,299,921
3.30% 9/9/24	500,000	538,122
3.45% 2/13/23	250,000	260,186
3.75% 1/24/24	1,250,000	1,336,345
4.13% 8/15/23	500,000	532,492
Westpac Banking
2.00% 1/13/23	195,000	199,192
2.75% 1/11/23	450,000	464,094
3.30% 2/26/24	500,000	532,978
		99,001,182
Beverages–1.23%
Constellation Brands 4.25% 5/1/23	647,000	683,620
Diageo Capital 2.63% 4/29/23	600,000	618,082
Keurig Dr Pepper
0.75% 3/15/24	335,000	335,260
3.13% 12/15/23	500,000	526,352
4.06% 5/25/23	251,000	265,268
PepsiCo
0.40% 10/7/23	515,000	516,273
0.75% 5/1/23	265,000	267,116
		3,211,971
Biotechnology–0.73%
Biogen 3.63% 9/15/22	200,000	206,261
Gilead Sciences
0.75% 9/29/23	465,000	465,023
2.50% 9/1/23	500,000	518,163
Illumina 0.55% 3/23/23	125,000	125,007
Royalty Pharma 0.75% 9/2/23	585,000	586,911
		1,901,365
Building Materials–0.33%
Fortune Brands Home & Security 4.00% 9/21/23	250,000	265,909
φJohnson Controls International 3.63% 7/2/24	250,000	266,756
Lennox International 3.00% 11/15/23	305,000	318,730
		851,395
Chemicals–0.57%
DuPont de Nemours 4.21% 11/15/23	400,000	429,544
Eastman Chemical 3.60% 8/15/22	200,000	203,928
LYB International Finance 4.00% 7/15/23	142,000	150,637
Mosaic 3.25% 11/15/22	200,000	205,720
Nutrien
1.90% 5/13/23	85,000	86,829
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien (continued)
3.50% 6/1/23	200,000	$ 208,260
Sherwin-Williams 4.20% 1/15/22	200,000	200,240
		1,485,158
Commercial Services–0.39%
Global Payments 4.00% 6/1/23	200,000	210,865
Moody's 2.63% 1/15/23	200,000	205,602
PayPal Holdings 1.35% 6/1/23	395,000	401,566
RELX Capital 3.50% 3/16/23	200,000	208,391
		1,026,424
Computers–3.36%
Apple
0.75% 5/11/23	935,000	941,821
2.40% 1/13/23	200,000	205,178
2.40% 5/3/23	1,000,000	1,032,377
2.85% 2/23/23	500,000	515,673
3.45% 5/6/24	500,000	537,187
Dell International
4.00% 7/15/24	500,000	540,899
5.45% 6/15/23	1,050,000	1,126,157
Hewlett Packard Enterprise
1.45% 4/1/24	500,000	508,024
2.25% 4/1/23	300,000	307,385
4.40% 10/15/22	400,000	413,552
4.45% 10/2/23	250,000	267,786
HP 4.05% 9/15/22	250,000	258,551
International Business Machines
2.88% 11/9/22	200,000	205,549
3.00% 5/15/24	1,000,000	1,060,782
3.38% 8/1/23	500,000	527,076
3.63% 2/12/24	250,000	267,400
Leidos 2.95% 5/15/23	55,000	56,850
		8,772,247
Cosmetics & Personal Care–0.47%
Colgate-Palmolive 2.25% 11/15/22	250,000	255,611
Procter & Gamble 3.10% 8/15/23	200,000	210,573
Unilever Capital
0.38% 9/14/23	300,000	300,374
0.63% 8/12/24	100,000	100,158
3.25% 3/7/24	350,000	371,217
		1,237,933
Diversified Financial Services–4.64%
AerCap Ireland Capital
3.30% 1/23/23	550,000	566,718
4.50% 9/15/23	500,000	532,705
4.88% 1/16/24	250,000	270,120

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13% 7/3/23	250,000	$ 262,994
Affiliated Managers Group 4.25% 2/15/24	350,000	378,632
Air Lease
0.80% 8/18/24	85,000	84,488
2.25% 1/15/23	800,000	817,474
2.63% 7/1/22	200,000	202,815
Aircastle 4.40% 9/25/23	250,000	266,218
Ally Financial
1.45% 10/2/23	235,000	238,471
3.05% 6/5/23	385,000	399,409
4.13% 2/13/22	100,000	101,330
American Express
2.65% 12/2/22	200,000	205,414
3.40% 2/27/23	650,000	675,785
3.40% 2/22/24	350,000	372,497
3.70% 8/3/23	600,000	634,533
Ameriprise Financial 4.00% 10/15/23	250,000	267,325
Blackstone Private Credit Fund 1.75% 9/15/24	250,000	249,670
Capital One Bank 3.38% 2/15/23	1,000,000	1,040,082
Capital One Financial
2.60% 5/11/23	421,000	435,232
3.20% 1/30/23	250,000	258,828
Charles Schwab
0.75% 3/18/24	400,000	401,901
2.65% 1/25/23	200,000	205,817
CME Group 3.00% 9/15/22	200,000	205,239
Discover Financial Services 3.85% 11/21/22	200,000	207,624
Eaton Vance 3.63% 6/15/23	250,000	262,664
Intercontinental Exchange
0.70% 6/15/23	175,000	175,751
3.45% 9/21/23	200,000	211,199
4.00% 10/15/23	350,000	374,393
Jefferies Group 5.13% 1/20/23	150,000	158,653
Nasdaq
0.45% 12/21/22	100,000	100,005
4.25% 6/1/24	250,000	270,865
ORIX 2.90% 7/18/22	200,000	204,076
Synchrony Financial 4.25% 8/15/24	500,000	540,303
Visa 2.80% 12/14/22	500,000	513,128
		12,092,358
Electric–4.38%
Ameren 2.50% 9/15/24	250,000	261,289
American Electric Power 0.75% 11/1/23	185,000	185,011
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy 2.80% 1/15/23	300,000	$ 308,842
Black Hills
1.04% 8/23/24	190,000	190,018
4.25% 11/30/23	250,000	267,095
CenterPoint Energy 2.50% 9/1/22	200,000	203,572
Consolidated Edison Co. of New York 0.65% 12/1/23	200,000	199,784
Consumers Energy 3.38% 8/15/23	250,000	261,834
Dominion Energy 2.75% 9/15/22	200,000	203,488
DTE Energy
0.55% 11/1/22	395,000	395,840
2.25% 11/1/22	100,000	102,001
Duke Energy
3.05% 8/15/22	200,000	203,264
3.75% 4/15/24	400,000	426,799
Duke Energy Progress 3.38% 9/1/23	350,000	368,335
Edison International
2.40% 9/15/22	200,000	203,232
3.13% 11/15/22	55,000	56,390
Emera US Finance 0.83% 6/15/24	250,000	249,207
Entergy 4.00% 7/15/22	250,000	255,459
Entergy Louisiana 0.95% 10/1/24	190,000	190,047
Eversource Energy
2.80% 5/1/23	250,000	257,754
3.80% 12/1/23	250,000	266,398
ITC Holdings 2.70% 11/15/22	200,000	204,624
National Rural Utilities Cooperative Finance
0.35% 2/8/24	360,000	357,621
2.70% 2/15/23	300,000	308,550
NextEra Energy Capital Holdings
0.65% 3/1/23	725,000	727,451
2.80% 1/15/23	200,000	205,782
Oncor Electric Delivery 7.00% 9/1/22	200,000	212,109
Pacific Gas and Electric
1.37% 3/10/23	165,000	164,424
3.75% 2/15/24	200,000	208,627
4.25% 8/1/23	250,000	261,566
PSEG Power 3.85% 6/1/23	150,000	157,789
Public Service Enterprise Group
2.65% 11/15/22	400,000	409,375
2.88% 6/15/24	500,000	526,605
Puget Energy 5.63% 7/15/22	200,000	205,323
Sempra Energy 2.90% 2/1/23	500,000	514,745
Southern
0.60% 2/26/24	115,000	114,764
2.95% 7/1/23	250,000	259,531

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison
0.70% 4/3/23	155,000	$ 155,386
0.70% 8/1/23	125,000	125,194
0.98% 8/1/24	125,000	125,336
1.10% 4/1/24	155,000	155,749
3.50% 10/1/23	250,000	263,100
Virginia Electric and Power 2.75% 3/15/23	300,000	308,616
WEC Energy Group
0.55% 9/15/23	200,000	199,984
0.80% 3/15/24	125,000	125,386
Xcel Energy 0.50% 10/15/23	80,000	80,090
		11,433,386
Electronics–0.40%
Agilent Technologies 3.88% 7/15/23	350,000	369,131
Arrow Electronics 3.50% 4/1/22	200,000	201,992
Flex 5.00% 2/15/23	200,000	211,761
SYNNEX 1.25% 8/9/24	250,000	250,076
		1,032,960
Environmental Control–0.26%
Republic Services
2.50% 8/15/24	250,000	261,794
4.75% 5/15/23	109,000	115,344
Waste Management 2.40% 5/15/23	300,000	308,728
		685,866
Food–1.07%
Campbell Soup 3.65% 3/15/23	300,000	311,638
Conagra Brands
0.50% 8/11/23	120,000	119,998
3.20% 1/25/23	131,000	134,757
General Mills 2.60% 10/12/22	500,000	510,577
Hershey 3.38% 5/15/23	200,000	209,335
Kellogg 2.65% 12/1/23	250,000	261,331
Kroger 2.80% 8/1/22	250,000	254,619
McCormick & Co. 2.70% 8/15/22	200,000	203,752
Tyson Foods
3.95% 8/15/24	500,000	540,538
4.50% 6/15/22	250,000	254,688
		2,801,233
Forest Products & Paper–0.16%
Georgia-Pacific 8.00% 1/15/24	350,000	408,175
		408,175
Gas–0.49%
Atmos Energy 0.63% 3/9/23	85,000	85,003
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
CenterPoint Energy Resources 0.70% 3/2/23	165,000	$ 165,009
National Fuel Gas 3.75% 3/1/23	250,000	258,829
ONE Gas
0.85% 3/11/23	250,000	250,045
1.10% 3/11/24	250,000	250,012
SouthernGas Capital 2.45% 10/1/23	250,000	258,901
		1,267,799
Health Care Products–0.39%
Abbott Laboratories 3.40% 11/30/23	251,000	266,840
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	152,865
PerkinElmer 0.85% 9/15/24	500,000	500,048
Stryker 0.60% 12/1/23	105,000	105,004
		1,024,757
Health Care Services–1.82%
Aetna
2.75% 11/15/22	200,000	204,069
2.80% 6/15/23	300,000	310,578
Anthem
0.45% 3/15/23	210,000	210,216
3.30% 1/15/23	250,000	259,023
3.50% 8/15/24	350,000	374,646
HCA
4.75% 5/1/23	500,000	531,266
5.00% 3/15/24	850,000	932,857
Humana
0.65% 8/3/23	410,000	410,266
2.90% 12/15/22	200,000	205,649
Laboratoryof America Holdings 4.00% 11/1/23	250,000	265,662
UnitedHealth Group
0.55% 5/15/24	165,000	165,011
2.38% 10/15/22	150,000	153,376
2.88% 3/15/23	200,000	207,405
3.50% 6/15/23	500,000	526,265
		4,756,289
Home Builders–0.49%
DR Horton 4.75% 2/15/23	250,000	261,407
Lennar
4.50% 4/30/24	500,000	540,615
4.75% 11/15/22	250,000	258,255
NVR 3.95% 9/15/22	200,000	204,857
		1,265,134
Home Furnishings–0.08%
Whirlpool 4.70% 6/1/22	200,000	205,688
		205,688

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Ware–0.08%
Church & Dwight 2.45% 8/1/22	200,000	$ 203,097
		203,097
Insurance–1.49%
Aon 2.20% 11/15/22	65,000	66,329
Berkshire Hathaway 2.75% 3/15/23	750,000	773,380
Chubb INA Holdings
2.70% 3/13/23	250,000	258,462
2.88% 11/3/22	250,000	255,755
Equitable Holdings 3.90% 4/20/23	292,000	306,321
Marsh & McLennan 3.30% 3/14/23	250,000	259,650
Marsh & McLennan Companies 3.50% 6/3/24	250,000	266,758
MetLife 4.37% 9/15/23	500,000	537,836
Principal Financial Group 3.13% 5/15/23	200,000	207,962
μPrudential Financial 5.63% 6/15/43	200,000	212,866
Voya Financial 3.13% 7/15/24	500,000	529,855
WR Berkley 4.63% 3/15/22	200,000	203,809
		3,878,983
Internet–1.40%
Amazon.com
0.25% 5/12/23	185,000	185,331
0.40% 6/3/23	235,000	235,535
0.45% 5/12/24	585,000	583,816
2.40% 2/22/23	350,000	359,736
2.50% 11/29/22	250,000	254,955
Baidu
2.88% 7/6/22	250,000	253,847
3.50% 11/28/22	200,000	205,944
3.88% 9/29/23	550,000	580,734
Booking Holdings 2.75% 3/15/23	250,000	258,160
E*TRADE Financial 2.95% 8/24/22	200,000	203,992
Expedia Group 3.60% 12/15/23	250,000	264,621
Weibo 3.50% 7/5/24	250,000	260,430
		3,647,101
Investment Company Security–0.42%
Ares Capital
3.50% 2/10/23	200,000	206,849
3.63% 1/19/22	250,000	251,645
Blackstone Secured Lending Fund 3.65% 7/14/23	100,000	104,466
FS KKR Capital 4.63% 7/15/24	250,000	269,956
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Company Security (continued)
Owl Rock Capital 5.25% 4/15/24	250,000	$ 272,372
		1,105,288
Leisure Time–0.10%
Brunswick 0.85% 8/18/24	250,000	250,023
		250,023
Lodging–0.17%
Hyatt Hotels
1.30% 10/1/23	80,000	80,106
1.80% 10/1/24	115,000	115,244
Marriott International 2.30% 1/15/22	250,000	250,979
		446,329
Machinery Construction & Mining–1.02%
Caterpillar Financial Services
0.25% 3/1/23	165,000	165,035
0.45% 9/14/23	630,000	631,540
0.45% 5/17/24	150,000	149,716
0.60% 9/13/24	900,000	899,701
0.65% 7/7/23	400,000	402,440
1.95% 11/18/22	150,000	152,845
3.65% 12/7/23	250,000	267,492
		2,668,769
Machinery Diversified–1.06%
CNH Industrial 4.50% 8/15/23	250,000	267,214
CNH Industrial Capital 1.95% 7/2/23	180,000	183,992
John Deere Capital
0.25% 1/17/23	200,000	199,962
0.40% 10/10/23	175,000	175,134
0.45% 1/17/24	200,000	199,985
0.45% 6/7/24	165,000	164,529
0.70% 7/5/23	125,000	125,826
1.20% 4/6/23	200,000	202,678
2.65% 6/24/24	250,000	263,870
2.70% 1/6/23	200,000	206,193
2.80% 1/27/23	150,000	154,992
2.80% 3/6/23	250,000	258,829
3.65% 10/12/23	250,000	266,573
Xylem 4.88% 10/1/21	100,000	100,000
		2,769,777
Media–1.64%
Charter Communications Operating 4.50% 2/1/24	250,000	270,477
Comcast
3.60% 3/1/24	500,000	536,215
3.70% 4/15/24	750,000	806,634

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Cable Communications Holdings 9.46% 11/15/22	200,000	$ 220,399
Discovery Communications 2.95% 3/20/23	250,000	258,628
Fox 4.03% 1/25/24	350,000	375,528
Thomson Reuters 4.30% 11/23/23	350,000	374,292
Time Warner Entertainment 8.38% 3/15/23	400,000	444,336
TWDC Enterprises 2.35% 12/1/22	200,000	204,663
ViacomCBS 3.70% 8/15/24	500,000	536,543
Walt Disney 3.00% 9/15/22	250,000	256,496
		4,284,211
Metal Fabricate & Hardware–0.10%
Precision Castparts 2.50% 1/15/23	250,000	255,637
		255,637
Mining–0.08%
Newmont 3.70% 3/15/23	200,000	207,197
		207,197
Miscellaneous Manufacturing–0.60%
3M 2.25% 3/15/23	250,000	256,599
Carlisle 0.55% 9/1/23	50,000	49,978
Eaton 2.75% 11/2/22	550,000	564,201
Parker-Hannifin 2.70% 6/14/24	350,000	367,336
Trane Technologies Global Holding 4.25% 6/15/23	300,000	318,594
		1,556,708
Oil & Gas–4.31%
BP Capital Markets
2.50% 11/6/22	850,000	870,587
3.81% 2/10/24	500,000	536,600
3.99% 9/26/23	250,000	267,861
BP Capital Markets America
2.75% 5/10/23	350,000	363,452
2.94% 4/6/23	85,000	88,200
Canadian Natural Resources 2.95% 1/15/23	400,000	411,535
Chevron
1.14% 5/11/23	785,000	795,379
2.36% 12/5/22	200,000	203,818
3.19% 6/24/23	350,000	364,834
Chevron USA 0.43% 8/11/23	375,000	375,947
Cimarex Energy 4.38% 6/1/24	250,000	269,581
Diamondback Energy 0.90% 3/24/23	170,000	169,948
Enbridge 0.01% 10/4/23	200,000	200,060
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EOG Resources 2.63% 3/15/23	250,000	$ 256,750
Exxon Mobil
1.57% 4/15/23	600,000	611,618
2.73% 3/1/23	300,000	309,075
Hess 3.50% 7/15/24	500,000	528,815
Marathon Petroleum 4.50% 5/1/23	600,000	634,102
Phillips 66 3.70% 4/6/23	40,000	41,900
Pioneer Natural Resources
0.55% 5/15/23	85,000	85,086
0.75% 1/15/24	385,000	384,608
Shell International Finance
0.38% 9/15/23	500,000	500,662
2.25% 1/6/23	250,000	256,246
3.40% 8/12/23	450,000	475,438
3.50% 11/13/23	250,000	265,800
Suncor Energy 2.80% 5/15/23	235,000	243,207
Total Capital Canada 2.75% 7/15/23	750,000	782,460
Total Capital International 2.70% 1/25/23	200,000	206,278
Valero Energy
1.20% 3/15/24	500,000	505,590
2.70% 4/15/23	240,000	247,734
		11,253,171
Oil & Gas Services–0.44%
Baker Hughes 2.77% 12/15/22	355,000	364,714
Halliburton 3.50% 8/1/23	250,000	261,929
Schlumberger Investment 3.65% 12/1/23	500,000	530,031
		1,156,674
Packaging & Containers–0.30%
Berry Global 0.95% 2/15/24	250,000	250,282
Packaging Corporation of America 4.50% 11/1/23	250,000	267,630
Packaging of America 3.65% 9/15/24	250,000	268,603
		786,515
Pharmaceuticals–5.97%
AbbVie
2.30% 11/21/22	1,165,000	1,189,016
2.85% 5/14/23	250,000	258,635
2.90% 11/6/22	550,000	564,866
3.20% 11/6/22	150,000	153,908
3.25% 10/1/22	250,000	255,489
3.75% 11/14/23	350,000	372,884
3.85% 6/15/24	250,000	268,870
AmerisourceBergen 0.74% 3/15/23	215,000	215,327
AstraZeneca 0.30% 5/26/23	185,000	184,986

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Astrazeneca Finance 0.70% 5/28/24	200,000	$ 200,270
Bristol-Myers Squibb
0.54% 11/13/23	230,000	230,042
2.75% 2/15/23	200,000	206,270
2.90% 7/26/24	1,000,000	1,061,740
3.25% 2/20/23	289,000	299,974
Cardinal Health 3.20% 3/15/23	200,000	207,794
Cigna
0.61% 3/15/24	100,000	99,781
3.00% 7/15/23	200,000	208,572
3.50% 6/15/24	350,000	373,925
3.75% 7/15/23	271,000	286,450
CVS Health
2.75% 12/1/22	1,150,000	1,174,991
3.38% 8/12/24	250,000	266,762
3.70% 3/9/23	301,000	314,316
GlaxoSmithKline Capital
0.53% 10/1/23	375,000	375,598
3.00% 6/1/24	750,000	795,246
3.38% 5/15/23	650,000	682,317
Johnson & Johnson 2.05% 3/1/23	300,000	306,958
McKesson 3.80% 3/15/24	750,000	800,978
Merck & Co.
2.40% 9/15/22	200,000	203,139
2.80% 5/18/23	350,000	363,777
Mylan 4.20% 11/29/23	500,000	532,807
Novartis Capital 3.40% 5/6/24	750,000	804,495
Pfizer
3.00% 6/15/23	250,000	261,133
3.20% 9/15/23	250,000	262,940
Sanofi 3.38% 6/19/23	300,000	314,960
Shire Acquisitions Investments Ireland 2.88% 9/23/23	400,000	416,999
Takeda Pharmaceutical 4.40% 11/26/23	750,000	808,197
Zoetis 3.25% 2/1/23	250,000	257,636
		15,582,048
Pipelines–2.63%
Enbridge 4.00% 10/1/23	350,000	370,680
Energy Transfer Operating
3.60% 2/1/23	300,000	309,303
4.25% 3/15/23	250,000	260,624
4.50% 4/15/24	250,000	270,358
5.20% 2/1/22	500,000	501,787
5.88% 1/15/24	500,000	549,512
Enterprise Products Operating 3.50% 2/1/22	300,000	303,166
Kinder Morgan 3.15% 1/15/23	250,000	258,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners 3.50% 9/1/23	350,000	$ 367,001
MPLX
3.38% 3/15/23	400,000	415,355
3.50% 12/1/22	100,000	103,162
ONEOK 7.50% 9/1/23	500,000	556,412
ONEOK Partners 3.38% 10/1/22	250,000	255,224
Plains All American Pipeline 3.65% 6/1/22	200,000	202,628
Sabine Pass Liquefaction
5.63% 4/15/23	400,000	425,086
5.75% 5/15/24	500,000	556,854
6.25% 3/15/22	200,000	202,294
Williams
3.70% 1/15/23	400,000	413,123
4.55% 6/24/24	500,000	545,477
		6,866,222
Real Estate Investment Trusts–1.89%
American Tower 3.50% 1/31/23	600,000	624,549
American Tower Corp 3.38% 5/15/24	600,000	639,215
Boston Properties 3.85% 2/1/23	300,000	311,082
Camden Property Trust 2.95% 12/15/22	50,000	51,142
CC Holdings 3.85% 4/15/23	350,000	367,386
Crown Castle International 3.20% 9/1/24	500,000	532,098
Essex Portfolio 3.25% 5/1/23	200,000	207,298
Federal Realty Investment Trust 3.95% 1/15/24	200,000	213,267
Kimco Realty 3.40% 11/1/22	250,000	256,822
Mid-America Apartments 3.75% 6/15/24	250,000	268,071
Omega Healthcare Investors 4.38% 8/1/23	42,000	44,467
Piedmont Operating Partnership 3.40% 6/1/23	190,000	196,540
Realtyome 4.65% 8/1/23	250,000	266,593
SL Green Operating Partnership 3.25% 10/15/22	150,000	153,713
Ventas Realty 3.50% 4/15/24	250,000	266,099
Welltower 3.63% 3/15/24	500,000	533,110
		4,931,452
Retail–1.38%
AutoZone 3.13% 7/15/23	200,000	208,311
Dollar General 3.25% 4/15/23	250,000	259,210
Dollar Tree 3.70% 5/15/23	300,000	314,467
Home Depot 2.70% 4/1/23	250,000	257,607

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Companies 3.88% 9/15/23	200,000	$ 211,757
McDonald's 3.35% 4/1/23	200,000	208,314
Walmart
2.35% 12/15/22	150,000	153,176
2.55% 4/11/23	350,000	360,151
2.85% 7/8/24	350,000	371,088
3.30% 4/22/24	400,000	426,307
3.40% 6/26/23	800,000	841,066
		3,611,454
Savings & Loans–0.08%
People's United Financial 3.65% 12/6/22	200,000	205,574
		205,574
Semiconductors–1.34%
Analog Devices 2.50% 12/5/21	150,000	150,297
Broadcom 3.63% 1/15/24	350,000	371,626
Intel 2.70% 12/15/22	600,000	617,385
Marvell Technology 4.20% 6/22/23	500,000	527,972
Microchip Technology 4.33% 6/1/23	200,000	211,383
Micron Technology 2.50% 4/24/23	370,000	380,834
NXP 4.88% 3/1/24	500,000	545,362
QUALCOMM 2.60% 1/30/23	300,000	308,427
Xilinx 2.95% 6/1/24	350,000	368,957
		3,482,243
Shipbuilding–0.10%
Huntington Ingalls Industries 0.67% 8/16/23	250,000	249,922
		249,922
Software–3.09%
Adobe 1.70% 2/1/23	210,000	213,909
Fidelity National Information Services
0.38% 3/1/23	160,000	160,089
0.60% 3/1/24	635,000	634,047
Fiserv
2.75% 7/1/24	350,000	368,578
3.50% 10/1/22	250,000	255,807
3.80% 10/1/23	250,000	265,750
Intuit 0.65% 7/15/23	80,000	80,340
Microsoft
2.00% 8/8/23	900,000	926,595
2.38% 5/1/23	300,000	308,556
2.65% 11/3/22	100,000	102,174
2.88% 2/6/24	650,000	684,067
Oracle
2.40% 9/15/23	750,000	775,955
2.50% 10/15/22	200,000	204,531
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Oracle (continued)
2.63% 2/15/23	400,000	$ 411,925
3.40% 7/8/24	500,000	533,866
3.63% 7/15/23	300,000	317,091
Roper Technologies 3.65% 9/15/23	300,000	317,820
salesforce.com
0.63% 7/15/24	415,000	415,788
3.25% 4/11/23	250,000	260,683
VMware
0.60% 8/15/23	145,000	145,183
1.00% 8/15/24	155,000	155,518
2.95% 8/21/22	500,000	510,336
		8,048,608
Telecommunications–1.74%
America Movil 3.13% 7/16/22	250,000	255,249
AT&T
0.90% 3/25/24	600,000	600,942
2.63% 12/1/22	350,000	357,134
4.45% 4/1/24	300,000	325,050
Bell Canada 0.75% 3/17/24	250,000	250,079
British Telecommunications 4.50% 12/4/23	350,000	377,829
Cisco Systems
2.20% 9/20/23	200,000	206,848
3.63% 3/4/24	300,000	322,581
Rogers Communications 4.10% 10/1/23	500,000	530,306
Verizon Communications 0.75% 3/22/24	975,000	978,744
Vodafone Group 3.75% 1/16/24	300,000	321,616
		4,526,378
Textiles–0.08%
Mohawk Industries 3.85% 2/1/23	200,000	207,400
		207,400
Transportation–1.05%
Burlington Northern Santa Fe 3.85% 9/1/23	450,000	476,191
CSX 3.40% 8/1/24	250,000	268,242
Norfolk Southern 2.90% 2/15/23	200,000	205,560
Ryder System
3.40% 3/1/23	200,000	207,740
3.65% 3/18/24	250,000	266,682
Union Pacific
3.15% 3/1/24	500,000	529,586
3.50% 6/8/23	250,000	262,430
United Parcel Service
2.45% 10/1/22	300,000	306,529

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service (continued)
2.50% 4/1/23	200,000	$ 206,292
		2,729,252
Total Corporate Bonds (Cost $257,440,438)		258,847,109

	Number of Shares
MONEY MARKET FUND–0.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	2,019,314	2,019,314
Total Money Market Fund (Cost $2,019,314)		2,019,314
TOTAL INVESTMENTS–100.03% (Cost $259,459,752)	$260,866,423

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(74,082)
NET ASSETS APPLICABLE TO 25,161,174 SHARES OUTSTANDING–100.00%	$260,792,341

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2021.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$258,847,109	$—	$258,847,109
Money Market Fund	2,019,314	—	—	2,019,314
Total Investments	$2,019,314	$258,847,109	$—	$260,866,423
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–12